STOCK-BASED COMPENSATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF STOCK OPTION ACTIVITY

The following summarizes the stock option activity for the nine months ended September 30, 2023:

	Options Outstanding	Weighted-Average Exercise Price
Balance as of December 31, 2022	1,442	$1,002.00
Grants	8,322	25.23
Exercised	-	-
Cancelled	1	40,400.00
Balance as of September 30, 2023	9,765	$173.61

The following summarizes the stock option activity for the years ended December 31, 2022 and 2021:

	Options	Weighted-Average
	Outstanding	Exercise Price
Balance as of December 31, 2020	1	$465,558
Grants	2	182,664
Exercised	-	-
Cancelled	-	-
Balance as of December 31, 2021	3	$465,558
Grants	1,442	804
Exercised	-	-
Cancelled	(2)	40,400
Balance as of December 31, 2022	1,443	$1,002

SCHEDULE OF STOCK OPTIONS VESTED AND EXPECTED TO VEST

The following summarizes certain information about stock options vested and expected to vest as of September 30, 2023:

	Number of Options	Weighted- Average Remaining Contractual Life (In Years)	Weighted- Average Exercise Price
Outstanding	9,765	8.43	$1,459.50
Exercisable	990	9.31	$247.56
Expected to vest	1,637	8.43	$1,459.50

The following summarizes certain information about stock options vested and expected to vest as of December 31, 2022:

		Weighted-Average
	Number of	Remaining Contractual Life	Weighted-Average
	Options	(In Years)	Exercise Price
Outstanding	1,443	4.85	$924
Exercisable	1,150	4.83	$1,002
Expected to vest	1,443	4.85	$924

SCHEDULE OF RESTRICTED STOCK ACTIVITY

The following summarizes the restricted stock activity for the nine months ended September 30, 2023:

		Weighted-Average
	Shares	Fair Value
Balance as of December 31, 2022	538	$282,659
Shares of restricted stock granted	11,750	270,000
Exercised	1,036	15,761
Cancelled	-	-
Balance as of September 30, 2023	13,324	$237,659

The following summarizes the restricted stock activity for the years ended December 31, 2022 and 2021:

		Weighted-Average
	Shares	Fair Value
Balance as of December 31, 2020	1	449,334
Shares of restricted stock granted	1	247,998
Exercised	-	-
Cancelled	-	-
Balance as of December 31, 2021	2	383,532
Shares of restricted stock granted	536	135,000,000
Exercised	-	-
Cancelled	-	-
Balance as of December 31, 2022	538	135,383,400

SCHEDULE OF RESTRICTED STOCK AWARD
Number of Restricted Stock Awards	September 30, 2023	December 31, 2022
Vested	1,036	2
Non-vested	11,250	536

SCHEDULE OF WEIGHTED AVERAGE ASSUMPTIONS FOR STOCK OPTIONS GRANTED
	2022	2021
Expected term (years)	5	5.74
Expected stock price volatility	280.82%	296.25%
Weighted-average risk-free interest rate	3.65%	0.62%
Expected dividend	$0.00	$0.00

SCHEDULE OF RESTRICTED STOCK AWARD
	December 31,	December 31,
Number of Restricted Stock Awards	2022	2021
Vested	2	2
Non-vested	536	-